                                   FORM 13-F

                INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
              MANAGERS PURSUANT TO SECTION 13(F) OF THE SECURITIES
                   EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                       Securities and Exchange Commission
                            Washington, D.C.  20549

   Report for the Calendar Year Ended ____December 31,____________ 2000_____

--------------------------------------------------------------------------------
               (Please read instructions before preparing form)
--------------------------------------------------------------------------------
                      If amended report check here:  [_]

Name of Institutional Investment Manager:
JOHN W. BRISTOL & CO., INC.
--------------------------------------------------------------------------------
Business Address:
233 BROADWAY, 41st Floor, NEW YORK, NY 10279
--------------------------------------------------------------------------------
Street                             City                State          Zip

Name, Phone No., and Title of Person Duly Authorized to Submit This Report:

CHARLES H. MOTT, President
--------------------------------------------------------------------------------

ATTENTION -- Intentional misstatements or omissions of facts constitute Federal
             Criminal Violations.  See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

     The institutional investment manager submitting this Form and its attach-ments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. it is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be
signed on its behalf in the City of      New York                 and State of
                                    -----------------------------
New York                 on the 17TH      day of       JANUARY        , 2001.
------------------------        ---------        ---------------------


                                     JOHN W. BRISTOL & CO., INC.
                                   ---------------------------------------------
                                     (Name of Institutional Investment Manager)


                                   _____________________________________________
                                     (Manual Signature of Person Duly
                                     Authorized to Submit This Report)

Name and 13F file number of All Institutional Investment Managers with respect
                            ---
to which this schedule is filed (other than the one filing this report)
(List in alphabetical order).

   13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                 13F File No.:      Name:                13F File No.:
------------------    ---------------    -----------------    --------------

1.
------------------    ---------------    -----------------    --------------

2.
------------------    ---------------    -----------------    --------------

3.
------------------    ---------------    -----------------    --------------

4.
------------------    ---------------    -----------------    --------------

5.
------------------    ---------------    -----------------    --------------

6
------------------    ---------------    -----------------    --------------

7.
------------------    ---------------    -----------------    --------------

                                                  FORM 13F                                                                  12/31/00
                                             REPORTING MANAGER:  JOHN W. BRISTOL & CO.                                       PAGE 1
------------------------------------------------------------------------------------------------------------------------------------
    ITEM 1                 ITEM 2         ITEM 3       ITEM 4      ITEM 5              ITEM 6         ITEM 7         ITEM 8

NAME OF ISSUER              TITLE         CUSIP         FAIR       SHARES OR  INVESTMENT DISCRETION    MANA-     VOTING AUTHORITY
                             OF           NUMBER       MARKET      PRINCIPAL                 SHARED    GERS
                            CLASS                      VALUE        AMOUNT    SOLE  SHARED    OTHER           SOLE    SHARED    NONE
                                                                              (A)    (B)       (C)             (A)      (B)     (C)
------------------------------------------------------------------------------------------------------------------------------------
AES CORP                    COMMON       00130H105     75558578   1364489   1361727                                          1361727

AT&T CORP                   COMMON       001957109       357731     20738     20738                                            20738

AMERICAN EXPRESS CO         COMMON       025816109       247219      4500                                5

AMERICAN EXPRESS CO         COMMON       025816109    101961253   1855950   1852368                                          1852368

AMERICAN INTL GROUP INC     COMMON       026874107       236550      2400                                5

AMERICAN INTL GROUP INC     COMMON       026874107    121616959   1233907   1231716                                          1231716

AUTOZONE INC                COMMON       053332102     68112891   2389926   2385191                                          2385191

AVON PRODS INC              COMMON       054303102       239375      5000                                5

AVON PRODS INC              COMMON       054303102    104433999   2181389   2177242                                          2177242

BAKER HUGHES INC            COMMON       057224107     32980467    793515    792076                                           792076

BECTON DICKINSON & CO       COMMON       075887109     97926321   2828197   2822537                                          2822537

BLACK & DECKER CORP         COMMON       091797100     46823288   1192950   1190663                                          1190663

BOSTON SCIENTIFIC CORP      COMMON       101137107     17297304   1263730   1260614                                          1260614

BUYCO INC                   COMMON       124270109      5624700    187490    187490                                           187490

CF MARTIN & CO INC          COMMON       125997106            0     35000     35000                                            35000

CNET NETWORKS INC           COMMON       12613R104      5760960    360060    359356                                           359356

CVS CORP                    COMMON       126650100    105235146   1755748   1752330                                          1752330

CABLEVISION SYS CORP        COMMON       12686C109     44944423    529147    528115                                           528115

CAMPBELL SOUP CO VOTING     COMMON       134429109     11061026    319452    319452                                           319452
                                                     ----------  --------  --------  --------  --------   ------- -------- ---------
    COLUMN TOTALS                                     840418190  18323589  18276615                                         18276615


                                                      John W. Bristol & Co. Inc.

                                                  FORM 13F                                                                  12/31/00
                                             REPORTING MANAGER:  JOHN W. BRISTOL & CO.                                       PAGE 2
------------------------------------------------------------------------------------------------------------------------------------
    ITEM 1                 ITEM 2         ITEM 3       ITEM 4      ITEM 5              ITEM 6         ITEM 7         ITEM 8

NAME OF ISSUER              TITLE         CUSIP         FAIR       SHARES OR  INVESTMENT DISCRETION    MANA-     VOTING AUTHORITY
                             OF           NUMBER       MARKET      PRINCIPAL                 SHARED    GERS
                            CLASS                      VALUE        AMOUNT    SOLE  SHARED    OTHER           SOLE    SHARED    NONE
                                                                              (A)    (B)       (C)             (A)      (B)     (C)
------------------------------------------------------------------------------------------------------------------------------------
CARLYLE INDS INC            COMMON       143093102        41615    166461    166461                                           166461

CARNIVAL CORP               COMMON       143658102     54366808   1764440   1760886                                          1760886

CELLULAR GENOMICS           COMMON       150990042        84000     84000     84000                                            84000

CISCO SYS INC               COMMON       17275R102       243844      6375      6375                                             6375

CINTAS CORP                 COMMON       172908105     82941598   1559419   1556320                                          1556320

CITIGROUP INC               COMMON       172967101       313166      6133                                5

CITIGROUP INC               COMMON       172967101    122949973   2407833   2403182                                          2403182

CLEAR CHANNEL COMMUNICAT    COMMON       184502102     44094158    910331    908556                                           908556

CONNECTIVITY TECHNOLOGIE    COMMON       207865106        12514     28571     28571                                            28571

CORNING INC                 COMMON       219350105     56632640   1072334   1070186                                          1070186

DOLLAR GEN CORP             COMMON       256669102     76404283   4047909   4040137                                          4040137

DOVER CORP                  COMMON       260003108     80252095   1978480   1974724                                          1974724

E M C CORP MASS             COMMON       268648102       226100      3400                                5

E M C CORP MASS             COMMON       268648102     81427255   1224473   1222193                                          1222193

ELECTRONIC DATA SYS NEW     COMMON       285661104     61527890   1065418   1063199                                          1063199

EQUITIES ENTERPRISES INC    COMMON       29459V106      2412800   1575000   1575000                                          1575000

EXXON MOBIL CORP            COMMON       30231G102       250032      2876      2876                                             2876

ASIP INC.                   COMMON       303991103        92667     92667     92667                                            92667

FEDERAL NATL MTG ASSN       COMMON       313586109       303625      3500                                5
                                                     ----------  --------  --------  --------  --------   ------- -------- ---------
    COLUMN TOTALS                                     664577362  17999620  17955333                                         17955333


                                                     John W. Bristol & Co., Inc.

                                                                FORM 13F                                                   12/31/00
                                                           REPORTING MANAGER;   JOHN W. BRISTOL & CO.                       PAGE  3

-----------------------------------------------------------------------------------------------------------------------------------
    ITEM 1                 ITEM 2      ITEM 3    ITEM 4      ITEM 5                ITEM 6           ITEM 7          ITEM 8

NAME OF ISSUER              TITLE     CUSIP       FAIR      SHARES OR     INVESTMENT DISCRETION      MANA-     VOTING AUTHORITY
                             OF       NUMBER     MARKET     PRINCIPAL                      SHARED    GERS
                            CLASS                 VALUE      AMOUNT       SOLE    SHARED   OTHER             SOLE   SHARED    NONE
                                                                           (A)      (B)     (C)               (A)     (B)     (C)
-----------------------------------------------------------------------------------------------------------------------------------
FEDERAL NATL MTG ASSN       COMMON   313586109  126448882    1457624     1454624                                            1454624

FEDEX CORP                  COMMON   31428X106   43772264    1095402     1093239                                            1093239

FLOWERS INDS INC            COMMON   343496105   46808087    2971942     2966109                                            2966109

FRANKLIN RES INC            COMMON   354613101   54382683    1427367     1424618                                            1424618

GENERAL ELEC CO             COMMON   369604103     230100       4800                                   5

GENERAL ELEC CO             COMMON   369604103   98634666    2057568     2053500                                            2053500

GENESIS LTD                 COMMON   371998105      20000      20000       20000                                              20000

GILLETTE CO                 COMMON   375766102   62845976    1739681     1736419                                            1736419

GRAINGER W W INC            COMMON   384802104   72975290    1999323     1995467                                            1995467

HERSHEY FOODS CORP          COMMON   427866108   65871268    1023243     1021128                                            1021128

HEWLETT PACKARD CO          COMMON   428236103   76677843    2429397     2424698                                            2424698

HOME DEPOT INC              COMMON   437076102   53945699    1180754     1178443                                            1178443

INFINITY BROADCASTING CP    COMMON   45662S102   38144773    1365361     1362685                                            1362685

INTEL CORP                  COMMON   458140100   44156071    1468809     1465607                                            1465607

INTERNATIONAL BUSINESS M    COMMON   459200101   83615010     983706      981786                                             981786

J M HUBER CORPORATION       COMMON   466999109     227218       4412        4412                                               4412

JOHNSON & JOHNSON           COMMON   478160104     262656       2500                                   5

JOHNSON & JOHNSON           COMMON   478160104  160312873    1525881     1524174                                            1524174

JUSTISS OIL INC             COMMON   482196102     754292      17143       17143                                              17143
                                               ----------   --------    --------  ------  -------            -----  ------ --------

     COLUMN TOTALS                             1030085649   22774913    22724052                                           22724052

                                                     John W. Bristol & Co., Inc.

                                                                FORM 13F                                                   12/31/00
                                                           REPORTING MANAGER;   JOHN W. BRISTOL & CO.                       PAGE  4

-----------------------------------------------------------------------------------------------------------------------------------
    ITEM 1                 ITEM 2      ITEM 3    ITEM 4      ITEM 5                ITEM 6           ITEM 7          ITEM 8

NAME OF ISSUER              TITLE     CUSIP       FAIR      SHARES OR     INVESTMENT DISCRETION      MANA-     VOTING AUTHORITY
                             OF       NUMBER     MARKET     PRINCIPAL                      SHARED    GERS
                            CLASS                 VALUE      AMOUNT       SOLE    SHARED   OTHER             SOLE   SHARED    NONE
                                                                           (A)      (B)     (C)               (A)     (B)     (C)
-----------------------------------------------------------------------------------------------------------------------------------
LEGGETT & PLATT INC         COMMON   524660107   45616461    2408790     2404088                                            2404088

MBNA CORP                   COMMON   55262L100   55655911    1506759     1504015                                            1504015

MACDERMID INC               COMMON   554273102   16875116     888164      885851                                             885851

MARITZ INC                  COMMON   570995100      84908      84908       84908                                              84908

MASCO CORP                  COMMON   574599106   71970364    2801766     2796227                                            2796227

MCCORMICK & CO INC          COMMON   579780206   52639169    1459665     1456834                                            1456834

MCDONALDS CORP              COMMON   580135101   67501016    1985324     1981198                                            1981198

MEDTRONIC INC               COMMON   585055106   57717957     955991      954045                                             954045

MERCK & CO INC              COMMON   589331107     290238       3100                                   5

MERCK & CO INC              COMMON   589331107  124361900    1328298     1325771                                            1325771

MOLEX INC CLASS A           COMMON   608554200   38970988    1532029     1528725                                            1528725

MOTOROLA INC                COMMON   620076109   43994887    2172587     2168222                                            2168222

NESTLE S A                  COMMON   641069406     285279       2446        2446                                               2446

OFFICE DEPOT INC            COMMON   676220106     103313      14500                                   5

OFFICE DEPOT INC            COMMON   676220106   42464487    5959928     5948458                                            5948458

ORACLE CORP                 COMMON   68389X105   19412646     667962      666762                                             666762

PALM INC                    COMMON   696642107   38291354    1352454     1350598                                            1350598

PRIAM CORP                  COMMON   705993103          0      13770       13770                                              13770

PHILIP MORRIS COS INC       COMMON   718154107     356400       8100                                   5
                                                ---------   --------    --------  ------  -------            -----  ------ --------
          COLUMN TOTALS                         676592393   25146541    25071918                                           25071918

                                                     John W. Bristol & Co., Inc.

                                                             FORM 13F                                                     12/31/00
                                                       REPORTING MANAGER;    JOHN W. BRISTOL & CO.                         PAGE 5

------------------------------------------------------------------------------------------------------------------------------------
    ITEM 1                ITEM 2     ITEM 3      ITEM 4     ITEM 5               ITEM 6         ITEM 7         ITEM 8

NAME OF ISSUER             TITLE     CUSIP        FAIR      SHARES DR   INVESTMENT DISCRETION       MANA-     VOTING AUTHORITY
                            OF       NUMBER      MARKET     PRINCIPAL                      SHARED   GERS
                           CLASS                  VALUE      AMOUNT         SOLE   SHARED   OTHER            SOLE   SHARED   NONE
                                                                             (A)     (B)     (C)             (A)     (B)     (C)
------------------------------------------------------------------------------------------------------------------------------------
PHILIP MORRIS COS INC      COMMON   718154107   79315280     1802620     1800946                                          1800946

PRECISION CASTPARTS CORP   COMMON   740189105   78886999     1875471     1871857                                          1871857

PRINCETON U STORE CAP      COMMON   741998108     453700         100         100                                              100

PROGRESSIVE CORP OHIO      COMMON   743315103     217613        2100                                 5

PROGRESSIVE CORP OHIO      COMMON   743315103   96784714      933990      932168                                           932168

RESEARCH LIBRARY GROUP     COMMON   761997105     492605      492605      492605                                           492605

RIDGEPOINT RES LTD         COMMON   765990106        123       12292       12292                                            12292

RIGEL PHARMACEUTICALS IN   COMMON   766559108    4902320      490232      489432                                           489432

ROYAL DUTCH PETE CO        COMMON   780257804     531012        8768        8768                                             8768

SCHLUMBERGER LTD           COMMON   806857108   76403064      955785      954035                                           954035

SEALED AIR CORP NEW        COMMON   81211K100    4578599      150118      150118                                           150118

SONOCO PRODS CO            COMMON   835495102   17744783      820568      818597                                           818597

SYSCO CORP                 COMMON   871829107     210000        7000                                 5

SYSCO CORP                 COMMON   871829107  128331180     4277706     4269426                                          4269426

TEVA PHARMACEUTICAL INDS   COMMON   881624209   45187632      616896      615677                                           615677

TEXAS INSTRS INC           COMMON   882508104   71424256     1507636     1504866                                          1504866

3COM CORP                  COMMON   885535104   21656921     2547873     2542815                                          2542815

TIME WARNER INC            COMMON   887315109   62585662     1198041     1195653                                          1195653

TYCO INTL LTD NEW          COMMON   902124106     222000        4000        4000                                             4000
                                               ---------    --------    --------  -------  ------           -----  ----- --------
     COLUMN TOTALS                             689928461    17703801    17663355                                         17663355


                                                     John W. Bristol & Co., Inc.

                                                             FORM 13F                                                     12/31/00
                                                       REPORTING MANAGER;    JOHN W. BRISTOL & CO.                         PAGE 6

------------------------------------------------------------------------------------------------------------------------------------
    ITEM 1                ITEM 2     ITEM 3      ITEM 4     ITEM 5               ITEM 6         ITEM 7         ITEM 8

NAME OF ISSUER             TITLE     CUSIP        FAIR      SHARES DR   INVESTMENT DISCRETION       MANA-     VOTING AUTHORITY
                            OF       NUMBER      MARKET     PRINCIPAL                      SHARED   GERS
                           CLASS                  VALUE      AMOUNT         SOLE   SHARED   OTHER            SOLE   SHARED   NONE
                                                                             (A)     (B)     (C)             (A)     (B)     (C)
------------------------------------------------------------------------------------------------------------------------------------
UNISYS CORP                COMMON   909214108   50189870     3431786     3425048                                          3425048

UNITED PARCEL SERVICE IN   COMMON   911312106   50909049      866537      864864                                           864864

UNITEDHEALTH GROUP INC     COMMON   91324P102     245500        4000                                    5

UNITEDHEALTH GROUP INC     COMMON   91324P102  156238901     2545644     2540658                                          2540658

UNIVERSAL DISPLAY          COMMON   91347P105     915982      127441(W)   127441                                           127441

UNUMPROVIDENT CORP         COMMON   91529Y106   61665494     2294530     2290096                                          2290096

VIACOM INC                 COMMON   925524308   56685030     1212514     1210163                                          1210163

VLASIC FOODS INTL INC      COMMON   928559103       9139       36556       36556                                            36556

WPP GROUP PLC              COMMON   929309300   49154904      782565      781082                                           781082

WINK COMMUNICATIONS        COMMON   974168106    2413278      402213      401427                                           401427

WORLDCOM INC GA NEW        COMMON   98157D106   24603694     1749596     1746165                                          1746165
                                              ----------  ----------   ---------  -------  ------           -----  ---- ---------

      COLUMN TOTALS                            453030840    13453382    13423500                                         13423500
                                              ----------  ----------   ---------  -------  ------           -----  ---- ---------

      REPORT TOTALS                           4354632895   115401845   115114773                                        115114773
                                              ==========  ==========   =========  =======  ======           =====  ==== =========

                                                     John W. Bristol & Co., Inc.